Offerings	Nov. 12, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	207,000
Maximum Aggregate Offering Price	$ 2,436,390.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 336.47
Offering Note	Represents shares in lieu of the payment in cash of certain deferred underwriting commissions owed to the Underwriters Maximum Aggregate Offering Price is based on the average of the high and low price of TBMC Common Stock on the Nasdaq on November 11, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Convertible Note
Maximum Aggregate Offering Price	$ 2,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 345.25
Offering Note	Represents convertible note issued to Loeb by Cyabra prior to the closing of the Merger, which shall be assumed by Holdings in the Merger, as described in the proxy statement/prospectus Pursuant to Rule 457(f) and 457(c)
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,000,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Represents shares underlying the convertible note issued to Loeb. Fee is included in the registration fee for the Loeb Note
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Convertible Note
Maximum Aggregate Offering Price	$ 2,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 345.25
Offering Note	Represents convertible note issued to Lowenstein by Cyabra prior to the closing of the Merger, which shall be assumed by Holdings in the Merger, as described in the proxy statement/prospectus Pursuant to Rule 457(f) and 457(c)
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,000,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Represents shares underlying the convertible debt issued to Lowenstein. Fee is included in the registration fee for the Lowenstein Note
Offering: 6
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	2,379,616
Proposed Maximum Offering Price per Unit	11.10
Maximum Aggregate Offering Price	$ 26,413,738.00
Amount of Registration Fee	$ 4,043.94
Offering Note	Represents the outstanding public shares of Trailblazer Merger Corporation I (“Trailblazer”) on the date hereof. Proposed Maximum Offering Price Per Security is estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(1) and Rule 457(c) under the Securities Act of 1933, as amended (the “Securities Act”). The Common Stock of Trailblazer is quoted on Nasdaq. The proposed maximum price per share is based on the average of the high and low sales price on November 5, 2024, of $11.10.
Offering: 7
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	2,119,499
Proposed Maximum Offering Price per Unit	11.10
Maximum Aggregate Offering Price	$ 23,526,439.00
Amount of Registration Fee	$ 3,601.90
Offering Note	Represents the outstanding private shares of Trailblazer on the date hereof, including 394,500 shares underlying units. Proposed Maximum Offering Price Per Security is estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(1) and Rule 457(c) under the Securities Act of 1933, as amended (the “Securities Act”). The Common Stock of Trailblazer is quoted on Nasdaq. The proposed maximum price per share is based on the average of the high and low sales price on November 5, 2024, of $11.10.
Offering: 8
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Rights (each right entitling the holder thereof to receive one-tenth (1/10) of a share of Common Stock
Amount Registered | shares	6,900,000
Proposed Maximum Offering Price per Unit	0.14
Maximum Aggregate Offering Price	$ 966,000.00
Amount of Registration Fee	$ 147.89
Offering Note	Represents the outstanding public rights of Trailblazer on the date hereof. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(1) and Rule 457(c) under the Securities Act. The Rights of Trailblazer are quoted on Nasdaq. The proposed maximum price per right is based on the average of the high and low sales price on November 5, 2024, of $0.14.
Offering: 9
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Rights (each right entitling the holders thereof to receive one-tenth (1/10) of a share of Common Stock
Amount Registered | shares	394,500
Proposed Maximum Offering Price per Unit	0.14
Maximum Aggregate Offering Price	$ 55,230.00
Amount of Registration Fee	$ 8.46
Offering Note	Represents the outstanding private rights of Trailblazer on the date hereof. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(1) and Rule 457(c) under the Securities Act. The Rights of Trailblazer are quoted on Nasdaq. The proposed maximum price per right is based on the average of the high and low sales price on November 5, 2024, of $0.14.
Offering: 10
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	729,450
Proposed Maximum Offering Price per Unit	11.10
Maximum Aggregate Offering Price	$ 8,096,895.00
Amount of Registration Fee	$ 1,239.64
Offering Note	Represents shares underlying the public rights and private rights of Trailblazer as converted. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(1) and Rule 457(c) under the Securities Act of 1933, as amended (the “Securities Act”). The Common Stock of Trailblazer is quoted on Nasdaq. The proposed maximum price per share is based on the average of the high and low sales price on November 5, 2024, of $11.10.
Offering: 11
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	6,332,884
Maximum Aggregate Offering Price	$ 572.99
Amount of Registration Fee	$ 0.09
Offering Note	Represents a maximum of 6,332,844 shares of the common stock, par value $0.0001 per share (the “Common Stock”) of Trailblazer Holdings, Inc., a Delaware corporation (“Holdings”), issuable in connection with the business combination with Cyabra Strategy Ltd., an Israeli company (“Cyabra”). Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. Cyabra is a private company, no market exists for its securities, and it has an accumulated deficit. Therefore, the proposed maximum aggregate offering price is one-third of the aggregate par value of Cyabra securities expected to be exchanged in the business combination.
Offering: 12
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Series A Convertible Preferred Stock, par value $0.0001 per share
Amount Registered | shares	6,000
Maximum Aggregate Offering Price	$ 813.53
Amount of Registration Fee	$ 0.13
Offering Note	Represents a maximum of 6,000 shares of the Series A Convertible Preferred Stock, par value $0.0001 per share (the “Preferred Stock”) of Holdings, issuable in connection with the business combination with Cyabra. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. Cyabra is a private company, no market exists for its securities, and it has an accumulated deficit. Therefore, the proposed maximum aggregate offering price is one-third of the aggregate par value of Cyabra securities expected to be exchanged in the business combination.